EQUIPMENT (Details B) - USD ($)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Equipment, gross	$ 612,540	$ 622,695	$ 238,446
Accumulated depreciation and amortization	(98,053)	(96,089)	(34,192)
Equipment, net	$ 514,487	$ 526,606	204,254
Research Equipment [Member]
Estimated useful life	P7Y	P7Y
Equipment, gross	$ 538,836	$ 548,991	165,537
Computer Equipment [Member]
Estimated useful life	P5Y	P5Y
Equipment, gross	$ 73,704	$ 73,704	$ 72,909